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1933 Act Rule 485(a)(2)
1933 Act File No. 333-104218
1940 Act File No. 811-21328

February 14, 2011

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                               SMA Relationship Trust (the “Trust”)

File Nos. 333-104218 and 811-21328

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 19/21 (the “Amendment”) to the Registration Statement of the SMA Relationship Trust (the “Trust”).  This Amendment is being filed to add two new series of shares to the Trust, designated as Series S and Series G (the “Funds”).

The Trust intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of:  (i) responding to any comments conveyed by the U.S. Securities and Exchange Commission staff on the Amendment; and (ii) updating certain information contained in the prospectus and the statement of additional information relating to the Funds.

As noted on the facing sheet, the Amendment relates only to the Funds, and the Amendment does not affect the prospectus and statement of additional information of the Trust’s other series of shares.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Amy C. Fitzsimmons
Amy C. Fitzsimmons